FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/99

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [x ] ;  Amendment Number: 2
This Amendment (Check only one.):	[x ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	2/2/00

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         82 data records

Form 13F Information Table Value Total:         131,983 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Advisors LP Cl A         MUT FD           69338P102      508    13470 SH       SOLE                                      13470
SB Short-term Hgh Gr Bd Fd Cl  MUT FD           831800602       83    20911 SH       SOLE                                      20911
3Com Corp.                     COM              885535104     3478    74000 SH       SOLE                     9575             64425
AT & T Corp.                   COM              001957109     5849   115107 SH       SOLE                    16705             98402
AT&T Corp - Liberty Media-A    COM              001957208      710    12504 SH       SOLE                     2700              9804
Alcatel Alsthom ADS            COM              013904305     2799    62200 SH       SOLE                     3950             58250
Allstate                       COM              020002101     1255    52162 SH       SOLE                    15362             36800
American Express Co.           COM              025816109      698     4200 SH       SOLE                                       4200
American Home Products         COM              026609107      361     9200 SH       SOLE                      300              8900
Amgen                          COM              031162100     1339    22298 SH       SOLE                      600             21698
Bank One Corp                  COM              06423A103     1898    59321 SH       SOLE                     6130             53191
Bellsouth Corp.                COM              079860102      461     9852 SH       SOLE                                       9852
Bemis Co., Inc.                COM              081437105      516    14800 SH       SOLE                      500             14300
Biomet, Inc.                   COM              090613100     2164    54095 SH
Borders Group                  COM              099709107     1903   117100 SH       SOLE                    14800            102300
Bristol-Myers Squibb Co.       COM              110122108      623     9700 SH       SOLE                                       9700
CBS Inc.                       COM              12490K107     1813    28350 SH       SOLE                    13900             14450
Cambridge Technology           COM              132524109     4524   172350 SH       SOLE                    37600            134750
Cisco Systems, Inc.            COM              17275R102     3157    29472 SH       SOLE                     6974             22498
Citizens Bkg Corp              COM              174420109     1117    49935 SH       SOLE                    17000             32935
Comerica, Inc.                 COM              200340107      259     5548 SH       SOLE                      300              5248
Compuware Corp.                COM              205638109     3933   105585 SH       SOLE                    26500             79085
Elan Corp  plc ADR             COM              284131208     4291   145465 SH       SOLE                    31900            113565
Electronic Data Systems Corp.  COM              285661104      545     8135 SH       SOLE                      100              8035
Emerson Electric Co.           COM              291011104      474     8267 SH       SOLE                                       8267
Exxon Mobil Corporation        COM              30231G102      609     7554 SH       SOLE                                       7554
First Data Corporation         COM              319963104      306     6200 SH       SOLE                     1600              4600
Fiserv Inc.                    COM              337738108      422    11025 SH       SOLE                                      11025
Fleetwood Enterprises          COM              339099103      268    13000 SH       SOLE                    10500              2500
GTE Corp.                      COM              362320103     1547    21918 SH       SOLE                                      21918
General Electric               COM              369604103     2963    19150 SH       SOLE                     1800             17350
Hewlett-Packard                COM              428236103     4386    38555 SH       SOLE                     5030             33525
Honeywell Int'l                COM              438516106     1553    26925 SH       SOLE                                      26925
Hospitality Properties Trust   COM              44106M102     1485    77895 SH       SOLE                    19595             58300
IBM Corp.                      COM              459200101     2391    22160 SH       SOLE                      200             21960
IHOP Corporation               COM              449623107     1258    75400 SH       SOLE                    22300             53100
Impath, Inc.                   COM              45255G101      621    24400 SH       SOLE                     8200             16200
Jefferson-Pilot Corp.          COM              475070108      273     4000 SH       SOLE                                       4000
Johnson & Johnson              COM              478160104      226     2420 SH       SOLE                                       2420
MCI WorldCom, Inc.             COM              55268B106     4947    93225 SH       SOLE                    17288             75937
Markel Corporation             COM              570535104      612     3950 SH       SOLE                     2400              1550
Masco Corp.                    COM              574599106      751    29610 SH       SOLE                     3800             25810
MascoTech, Inc.                COM              574670105      480    37850 SH       SOLE                      900             36950
Merck & Co., Inc.              COM              589331107     1168    17385 SH       SOLE                      600             16785
Microsoft Corp.                COM              594918104      210     1800 SH       SOLE                      200              1600
Modis Professional Services    COM              607830106     2576   180800 SH       SOLE                    49900            130900
Molex Inc.                     COM              608554101      937    16525 SH       SOLE                     2400             14125
Motorola, Inc                  COM              620076109      276     1876 SH       SOLE                      510              1366
Mylan Laboratories             COM              628530107      262    10400 SH       SOLE                                      10400
National City Corp.            COM              635405103      457    19306 SH       SOLE                                      19306
National Commerce Bancorp      COM              635449101     2653   116950 SH       SOLE                     5600            111350
Network  Associates, Inc.      COM              640938106     1672    62650 SH       SOLE                    10900             51750
Nortel Networks Corp.          COM              656569100     2368    23450 SH       SOLE                     2050             21400
Novell, Inc.                   COM              670006105      415    10400 SH       SOLE                                      10400
Oracle Corp.                   COM              68389X105      897     8000 SH       SOLE                      150              7850
PNC Bank Corp.                 COM              693475105      365     8200 SH       SOLE                      800              7400
Pfizer, Inc.                   COM              717081103      444    13686 SH       SOLE                                      13686
Pitney Bowes                   COM              724479100     1085    22450 SH       SOLE                     4000             18450
Popular Inc.                   COM              733174106      490    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      230     2100 SH       SOLE                                       2100
RPM, Inc.                      COM              749685103     2078   204021 SH       SOLE                    33575            170446
SAP Aktiengesellschaft ADR     COM              803054204     3806    73100 SH       SOLE                    12100             61000
SBC Communications Inc.        COM              78387G103      357     7326 SH       SOLE                      400              6926
SCI Systems                    COM              783890106     4413    53695 SH       SOLE                    11875             41820
Shared Medical Systems Corp.   COM              819486101      349     6850 SH       SOLE                      600              6250
Sigma-Aldrich Corp.            COM              826552101     1577    52450 SH       SOLE                     6800             45650
State Street Corp              COM              857477103      219     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203     2814   234525 SH       SOLE                    38300            196225
Steris Corp.                   COM              859152100     1218   118800 SH       SOLE                    26900             91900
Stryker Corp.                  COM              863667101      418     6000 SH       SOLE                                       6000
Sun Microsystems Inc.          COM              866810104     6507    84030 SH       SOLE                    13200             70830
Sybron Intl. Corp. Wisc        COM              87114F106     3423   138650 SH       SOLE                    25600            113050
Synopsys, Inc.                 COM              871607107     2056    30800 SH       SOLE                     3500             27300
Texas Instruments              COM              882508104      213     2200 SH       SOLE                                       2200
Thermo Instruments             COM              883559106      161    14474 SH       SOLE                      995             13479
Transatlantic Holdings         COM              893521104     1553    19900 SH       SOLE                     6300             13600
U. S. West Communications      COM              91273H101     6560    91112 SH       SOLE                    14550             76562
Unisys Corp.                   COM              909214108     1041    32600 SH       SOLE                    14300             18300
Warner-Lambert Co.             COM              934488107     3119    38062 SH       SOLE                      178             37884
Watson Pharmaceuticals         COM              942683103     1905    53200 SH       SOLE                    16500             36700
Wolverine World Wide           COM              978097103     1050    96000 SH       SOLE                    36300             59700
Xerox Corp.                    COM              984121103      784    34550 SH       SOLE                    11800             22750

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